Commitments and contingencies - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Commitments to acquire PPE	$ 40,035	$ 42,288
Total	9,077	31,338
Contractual capital commitments	$ 0	$ 68,600